Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NORTH COUNTRY FUNDS
Entity Central Index Key	0001123460
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000030518
Shareholder Report [Line Items]
Fund Name	North Country Large Cap Equity Fund
Trading Symbol	NCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 350-2990
Additional Information Website	www.northcountryfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 127,807,094
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 868,081
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$127,807,094 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$868,081 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.2%
Materials	0.4%
Real Estate	1.6%
Energy	3.2%
Consumer Staples	5.6%
Industrials	7.0%
Health Care	8.8%
Consumer Discretionary	10.9%
Communications	11.6%
Financials	17.4%
Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.1%
Apple, Inc.	8.8%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	7.0%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Company	3.1%
Amphenol Corporation, Class A	2.9%
Caterpillar, Inc.	2.8%
Walmart, Inc.	2.4%